Immaterial Correction of an Error in Prior Periods - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016		Dec. 31, 2015
Error Corrections And Prior Period Adjustments Restatement [Line Items]
Accounted receivable, net	$ 78,312	$ 76,547	[1]
Containers, net	3,791,610	3,717,542	[1],[2]
Retained earnings	763,601	744,236	[1]
Noncontrolling interest	57,740	58,859	[1]
Gain on sale of containers, net	26,210	6,761	[3]	$ 3,454
Lease rental income	444,888	460,427	[4],[5],[6]	512,544
Net income (loss)	$ 20,742	(57,876)	[3],[6]	$ 113,984
Restatement Adjustment
Error Corrections And Prior Period Adjustments Restatement [Line Items]
Accounted receivable, net		839
Containers, net		(2,792)
Retained earnings		(1,821)
Noncontrolling interest		(132)
Gain on sale of containers, net		(2,792)
Lease rental income		839
Net income (loss)		$ (1,821)

[1]	Certain amounts as of December 31, 2016 have been restated for immaterial corrections of identified errors related to the calculation of gain on sale of containers, net, to properly account for lease concessions (see Note 2 "Immaterial Correction of Errors in Prior Periods") and to reclassify debt balances to conform with the 2017 presentation.
[2]	Amount as of December 31, 2016 has been restated for immaterial corrections of identified errors related to the calculation of gain on sale of containers, net (see Note 2 “Immaterial Correction of Errors in Prior Periods”).
[3]	Certain amounts for the years ended December 31, 2016 and 2015 have been restated for immaterial corrections of identified errors related to the calculation of gain on sale of containers, net, to properly account for lease concessions (see Note 2 "Immaterial Correction of Errors in Prior Periods"), to reclassify debt balances in order to conform with the 2017 presentation and for the adoption of Accounting Standards Update No. 2016-15, Statement of Cash Flows (Topic230): Classification of Certain Cash Receipts and Cash Payments and Accounting Standards Update No. 2016-18, Statement of Cash Flows (Topic 230): Restricted Cash.
[4]	Amounts for the year ended December 31, 2016 have been restated for immaterial corrections of identified errors pertaining to properly account for lease concessions (see Note 2 “Immaterial Correction of Errors in Prior Periods”).
[5]	Amounts for the years ended December 31, 2016 have been restated for immaterial corrections of identified errors pertaining to the calculation of the gains on sale of containers, net and to properly account for lease concessions (see Note 2 “Immaterial Correction of Errors in Prior Periods”).
[6]	Certain amounts for the year ended December 31, 2016 have been restated for immaterial corrections of identified errors pertaining to the calculation of gain on sale of containers, net and to properly account for lease concessions (see Note 2 “Immaterial Correction of Errors in Prior Periods”).